Other Receivables - Additional information (Details) - USD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Other Receivables
Amounts Recoverable from Funds Held in Escrow - Net working capital adjustments receivable from acquisitions	$ 0.0	$ 0.4